Land Use Rights, Net	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Land Use Rights, Net
12.	LAND USE RIGHTS, NET

Land use rights represent prepayments under operating leases for land use for a predetermined time period. They are charged to the consolidated statement of operations and comprehensive income over the lease periods on a straight-line basis. The Company has the rights to use certain pieces of land located in the PRC and has obtained or is in the process of obtaining the land use rights certificates covering a substantial portion of such lands. On August 26, 2006, the Company entered into a supplementary agreement with the Dongguan local government regarding the use of a piece of land with a total area of 45,208 square meters which the Company had occupied. Pursuant to the supplementary agreement, the Company has vacated a portion of this land (13,698 square meters in aggregate), which was previously used as a recreational area, and has arranged to use the remaining portion of the land (31,510 square meters) until August 6, 2043. However, the Company had to pay monthly fees of RMB59,248 (approximately US$9,533) to the Dongguan local government for the period from January 1, 2008 to December 31, 2008 and RMB193,048 (approximately US$31,063) from January 1, 2009 onwards until August 6, 2043. Up to March 31, 2015, the Company has obtained a sizable portion of its land use rights certificates covering 183,900 square meters out of a total area of 207,300 square meters (up to March 31, 2014: covering 183,900 square meters out of a total area of 207,300 square meters). The application of certain property ownership certificates as further detailed in note 11 to the consolidated financial statements commences only after the land use rights certificates for the relevant pieces of land have been obtained. The Company is in the process of obtaining the remaining land use rights and property ownership certificates. However, no definitive time frame has been provided by the Dongguan local government as to when the certificates will be provided to the Company.